Commitments And Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Commitments And Contingent Liabilities [Abstract]
Schedule Of Minimum Future Payments Due Under Operating Leases

	Premises	Other
	leases	agreements
First year	1,077	704
Second year	1,025	476
Third year	975	293
Fourth year	975	212
Fifth year and thereafter	456	109

	4,508	1,794